Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	34
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$72,045,658.12	0.1707243	$52,225,015.03	0.1237560	$19,820,643.09
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$307,275,658.12	0.2064705	$287,455,015.03	0.1931523	$19,820,643.09

Weighted Avg. Coupon (WAC)	4.09%		4.10%
Weighted Avg. Remaining Maturity (WARM)	29.54		28.63
Pool Receivables Balance	$341,184,663.20		$321,123,780.69
Remaining Number of Receivables	35,988		34,461

Adjusted Pool Balance	$337,929,402.48		$318,108,759.39

III. COLLECTIONS

Principal:
Principal Collections	$19,375,919.49
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$379,864.94
Total Principal Collections	$19,755,784.43

Interest:
Interest Collections	$1,173,968.36
Late Fees & Other Charges	$57,097.81
Interest on Repurchase Principal	$-
Total Interest Collections	$1,231,066.17

Collection Account Interest	$179.06
Reserve Account Interest	$31.91
Servicer Advances	$-

Total Collections	$20,987,061.57

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	34
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$20,987,061.57
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$20,987,061.57

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$284,320.55		$284,320.55	$284,320.55
Collection Account Interest					$179.06
Late Fees & Other Charges					$57,097.81
Total due to Servicer					$341,597.42

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$33,621.31		$33,621.31
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$135,621.31		$135,621.31	$135,621.31

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$20,434,006.59

7. Regular Principal Distribution Amount:					$19,820,643.09

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,820,643.09
Class A-4 Notes				$-
Class A Notes Total:		$19,820,643.09		$19,820,643.09
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$19,820,643.09		$19,820,643.09

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					613,363.50

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,255,260.72
Beginning Period Amount	$3,255,260.72
Current Period Amortization	$240,239.42
Ending Period Required Amount	$3,015,021.30
Ending Period Amount	$3,015,021.30
Next Distribution Date Amount	$2,786,264.13

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	9.07%	9.64%	9.64%

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	34
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.08%	33,801	97.56%	$313,282,468.79
30 - 60 Days	1.55%	533	1.95%	$6,269,649.92
61 - 90 Days	0.30%	105	0.42%	$1,348,478.54
91 + Days	0.06%	22	0.07%	$223,183.44
		34,461		$321,123,780.69
Total
Delinquent Receivables 61 + days past due	0.37%	127	0.49%	$1,571,661.98
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.44%	160	0.56%	$1,901,630.18
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.42%	163	0.56%	$2,030,897.80
Three-Month Average Delinquency Ratio	0.41%		0.54%

Repossession in Current Period		40		$487,232.37
Repossession Inventory		98		$244,066.96

Charge-Offs
Gross Principal of Charge-Off for Current Period				$684,963.02
Recoveries				$(379,864.94)
Net Charge-offs for Current Period				$305,098.08

Beginning Pool Balance for Current Period				$341,184,663.20

Net Loss Ratio				1.07%
Net Loss Ratio for 1st Preceding Collection Period				0.37%
Net Loss Ratio for 2nd Preceding Collection Period				0.38%
Three-Month Average Net Loss Ratio for Current Period				0.61%

Cumulative Net Losses for All Periods				$12,414,182.11
Cumulative Net Losses as a % of Initial Pool Balance				0.80%

Principal Balance of Extensions				$1,520,269.90
Number of Extensions				123